Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
REVENUE	$ 6,354,274	$ 6,186,645	$ 7,223,220
COST OF REVENUE
Cost of revenue	4,482,999	3,582,702	4,199,739
Business and sales related tax	23,175	27,048	32,514
GROSS PROFIT	1,848,100	2,576,895	2,990,967
OPERATING EXPENSES
Selling expenses	1,033,079	852,569	1,066,649
General and administrative expenses	1,670,815	2,116,788	2,164,840
Total operating expenses	2,703,894	2,969,357	3,231,489
LOSS FROM OPERATIONS	(855,794)	(392,462)	(240,522)
OTHER INCOME (EXPENSES)
Interest income	78,327	169,636	155,360
Loss from long-term investment	(15,388)	(7,206)
Other expenses	(16,037)	(42,712)	(160,808)
Total other income (expenses), net	46,902	119,718	(5,448)
LOSS BEFORE INCOME TAX PROVISION	(808,892)	(272,744)	(245,970)
PROVISION FOR INCOME TAX	121,025	100,104	130,890
NET LOSS	(929,917)	(372,848)	(376,860)
Less: net (loss) income attributable to non-controlling interest	175,619	92,451	(321,572)
NET LOSS ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED	(1,105,536)	(465,299)	(55,288)
COMPREHENSIVE (LOSS) INCOME
Net loss	(929,917)	(372,848)	(376,860)
Other comprehensive (loss) income: foreign currency translation	446,525	(31,715)	(493,887)
Total comprehensive loss	(483,392)	(404,563)	(870,747)
Less: Comprehensive income (loss) attributable to non-controlling interest	195,884	(43,989)	2,370
COMPREHENSIVE LOSS ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED	$ (679,275)	$ (360,574)	$ (873,117)
(Loss) earnings per Ordinary share - basic and diluted
Ordinary share, basic (in Dollars per share)	$ (0.25)	$ (0.11)	$ (0.01)
Ordinary share, diluted (in Dollars per share)	$ (0.25)	$ (0.11)	$ (0.01)
Weighted average shares outstanding - basic and diluted
Ordinary shares, basic (in Shares)	2,922,559	4,084,422	4,429,195
Ordinary shares, diluted (in Shares)	2,922,559	4,084,422	4,429,195
Class A
(Loss) earnings per Ordinary share - basic and diluted
Ordinary share, basic (in Dollars per share)	$ (0.25)	$ (0.11)
Ordinary share, diluted (in Dollars per share)	$ (0.25)	$ (0.11)
Weighted average shares outstanding - basic and diluted
Ordinary shares, basic (in Shares)	1,488,000	326,137
Ordinary shares, diluted (in Shares)	1,488,000	326,137